COMMITMENTS AND CONTINGENCIES - (Details) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011
Long-term Purchase Commitment [Line Items]
Rent expense			$ 1,766,000	$ 1,787,000	$ 1,788,000
Initial payment to acquire proprietary technology	20,000	166,000	117,000	250,000	550,000
Licensing Agreements [Member]
Long-term Purchase Commitment [Line Items]
Other commitment	1,613,000		1,813,000
Minimum contractual term	5 years		5 years
Licensing Agreements [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Future maximum royalty payments	2.00%		2.00%
Licensing Agreements [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Future maximum royalty payments	10.00%		10.00%
In-process research and development [Member]
Long-term Purchase Commitment [Line Items]
Future maximum royalty payments						7.00%
Initial payment to acquire proprietary technology	100,000		0	0	50,000
Milestone payment one						500,000
Milestone payment two						2,000,000
Milestone payment three						4,000,000
Milestone for milestone payment one						10,000,000
Milestone for milestone payment two						25,000,000
Milestone for milestone payment three						50,000,000
Milestone for ending royalty payments, cumulative sales						20,000,000
In-process research and development [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Other commitment						13,350,000
Office Building
Long-term Purchase Commitment [Line Items]
Rent payment			$ 78,000
Yearly percentage increase to rent payment			3.00%
Manufacturing Facility
Long-term Purchase Commitment [Line Items]
Yearly percentage increase to rent payment			4.00%
Lease term (in years)			5 years